Note 16 - Basic And Diluted Net Income Per Common Share (Details) - Earnings Per Share Calculation Denominator	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Denominator:
Weighted-average common shares outstanding―basic	40,536,800	40,536,800	40,528,800
Dilutive effect of stock options	35,800	19,600
Weighted-average common shares outstanding―diluted	40,572,600	40,556,400	40,528,800